Deferred revenue - Rollforward (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Deferred revenue
Balance at beginning of year		¥ 2,570,428
Balance at end of year	$ 380,255	2,692,513	¥ 2,570,428
Payments made by customers prior to completion of cord blood processing services
Deferred revenue
Balance at beginning of year		185,752
Credited to income from prior year's balance	(14,088)	(99,759)
Balance at end of year	14,052	99,506	185,752
Unearned storage fees
Deferred revenue
Balance at beginning of year	336,781	2,384,676	2,112,195	¥ 1,763,389
Deferred revenue arose during the year	93,210	660,001	658,262	674,015
Credited to income from prior year's balance	(39,012)	(276,234)	(238,181)	(193,810)
Credited to income from deferred revenue arose during the year	(24,776)	(175,436)	(147,600)	(131,399)
Balance at end of year	$ 366,203	¥ 2,593,007	¥ 2,384,676	¥ 2,112,195